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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                   ---------------

         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Angelo, Gordon & Co., L.P.
Address:        245 Park Avenue, 26th Floor
                New York, New York 10167

Form 13F File Number:  028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Michael L. Gordon
Title:          Chief Operating Officer
Phone:          212-692-2000

Signature, Place, and Date of Signing:


/s/ Michael L. Gordon             New York, New York           February 14, 2005
-----------------------------     ------------------           ----------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                0
                                                         ----------

Form 13F Information Table Entry Total:                         117
                                                         ----------

Form 13F Information Table Value Total:                  $1,478,462
                                                         ----------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                               Angelo, Gordon & Co., L.P.
                                                       Form 13F
                                             Quarter Ended December 31, 2004

                                                   ITEM 5:                       ITEM 6:                          ITEM 8:
ITEM 1:           ITEM 2:   ITEM 3:      ITEM 4:   SHARES OR               INVESTMENT DISCRETION ITEM 7:   VOTING AUTHORITY (SHARES)
-------           -------   -------      -------   ---------               --------------------- -------   -------------------------
                                                   PRINCIPAL                   (B)               OTHER
                                         FAIR      ---------                   SHARED-AS  (C)    MANAGERS
                  TITLE OF  CUSIP        MARKET                 SH/ CALL/ (A)  DEFINED IN SHARED SEE                   (B)    (C)
NAME OF ISSUER    CLASS     NUMBER       VALUE     AMOUNT       PRN PUT   SOLE INSTR. V   OTHER  INSTR. V (A) SOLE     SHARED NONE
----------------- --------- ------------ --------- ------------ --- ----- ---- ---------- ------ -------- ------------ ------ ------
AGL RES INC       COM      001204 10 6      2,799       84,200  SH        SOLE                                84,200
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY         COM      017361 10 6        493       25,000  SH        SOLE                                25,000
ENERGY INC
------------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC      NOTE     018490 AE 2      4,881    5,000,000  PRN       SOLE                             5,000,000
                  11/0
------------------------------------------------------------------------------------------------------------------------------------
ALLIED WASTE      PFD SR   019589 60 5     20,421      389,300  SH        SOLE                               389,300
INDS INC          C CONV
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP       COM      020039 10 3      8,514      144,900  SH        SOLE                               144,900
------------------------------------------------------------------------------------------------------------------------------------
AMERADA HESS      PFD CV   023551 40 1     20,913      282,800  SH        SOLE                               282,800
CORP              ACES 7%
------------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP       EQTY UN  023608 20 1      3,733      129,800  SH        SOLE                               129,800
                  9.75%
------------------------------------------------------------------------------------------------------------------------------------
AMKOR             NOTE     031652 AN 0      8,319    8,500,000  PRN       SOLE                             8,500,000
TECHNOLOGY        5.750%
INC               6/0
------------------------------------------------------------------------------------------------------------------------------------
AQUILA INC        PIES     03840P 40 9      7,661      221,100  SH        SOLE                               221,100
                  6.75%
------------------------------------------------------------------------------------------------------------------------------------
ARBOR RLTY        COM      038923 10 8      3,603      146,836  SH        SOLE                               146,836
TR INC
------------------------------------------------------------------------------------------------------------------------------------
ARCH COAL         PFD CV   039380 20 9      4,640       50,500  SH        SOLE                                50,500
INC               5% PERP
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP         COM NEW  001957 50 5      1,773       93,000  SH  PUT   SOLE                                93,000
------------------------------------------------------------------------------------------------------------------------------------
AVISTA CORP       COM      05379B 10 7        884       50,000  SH        SOLE                                50,000
------------------------------------------------------------------------------------------------------------------------------------
B & G FOODS       UNIT     05508R 20 5      5,516      368,200  SH        SOLE                               368,200
INC NEW           99/99/
                  9999
------------------------------------------------------------------------------------------------------------------------------------
BARRETT BILL      COM      06846N 10 4      1,216       38,000  SH        SOLE                                38,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
BOSTON            COM      101121 10 1      3,991       61,800  SH        SOLE                                61,800
PROPERTIES
INC
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD        COM      112900 10 5      3,710       99,200  SH        SOLE                                99,200
PPTYS CORP
------------------------------------------------------------------------------------------------------------------------------------
CAESARS           COM      127687 10 1     30,210    1,500,000  SH        SOLE                             1,500,000
ENTMT
INC
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP      COM      131347 10 6      1,970      500,000  SH  CALL  SOLE                               500,000
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRUST     CL A     14052H 50 6      1,643       53,500  SH        SOLE                                53,500
INC MD            NEW
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP     NOTE     143658 AS 1     46,704   48,500,000  PRN       SOLE                            48,500,000
                  10/2
------------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP       COM      152312 10 4      9,418      158,078  SH        SOLE                               158,078
------------------------------------------------------------------------------------------------------------------------------------

                                               Angelo, Gordon & Co., L.P.
                                                       Form 13F
                                             Quarter Ended December 31, 2004

                                                   ITEM 5:                       ITEM 6:                          ITEM 8:
ITEM 1:           ITEM 2:   ITEM 3:      ITEM 4:   SHARES OR               INVESTMENT DISCRETION ITEM 7:   VOTING AUTHORITY (SHARES)
-------           -------   -------      -------   ---------               --------------------- -------   -------------------------
                                                   PRINCIPAL                   (B)               OTHER
                                         FAIR      ---------                   SHARED-AS  (C)    MANAGERS
                  TITLE OF  CUSIP        MARKET                 SH/ CALL/ (A)  DEFINED IN SHARED SEE                   (B)    (C)
NAME OF ISSUER    CLASS     NUMBER       VALUE     AMOUNT       PRN PUT   SOLE INSTR. V   OTHER  INSTR. V (A) SOLE     SHARED NONE
----------------- --------- ------------ --------- ------------ --- ----- ---- ---------- ------ -------- ------------ ------ ------
CHAMPION          COM      158496 10 9      1,948      164,775  SH        SOLE                               164,775
ENTER-
PRISES INC
------------------------------------------------------------------------------------------------------------------------------------
CHARTER           NOTE     16117M AC 1     15,960   16,000,000  PRN       SOLE                            16,000,000
COMMUNICA-        4.750%
TIONS INC D       6/0
------------------------------------------------------------------------------------------------------------------------------------
CHIRON CORP       COM      170040 10 9      1,667       50,000  SH        SOLE                                50,000
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORP        NOTE     171779 AA 9      5,333    6,000,000  PRN       SOLE                             6,000,000
                  3.750%
                  2/0
------------------------------------------------------------------------------------------------------------------------------------
CINERGY CORP      COM      172474 10 8      2,652       63,700  SH        SOLE                                63,700
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC       PFD B CV 208464 86 7     18,346      692,300  SH        SOLE                               692,300
                  5.50%
------------------------------------------------------------------------------------------------------------------------------------
CONSOL            COM      20854P 10 9     16,441      400,500  SH        SOLE                               400,500
ENERGY
INC
------------------------------------------------------------------------------------------------------------------------------------
CONSTEL-          COM      210371 10 0      3,060       70,000  SH        SOLE                                70,000
LATION
ENERGY
GROUP I
------------------------------------------------------------------------------------------------------------------------------------
CORREC-           COM      22025Y 40 7      9,034      223,335  SH        SOLE                               223,335
TIONS             NEW
CORP
AMER NEW
------------------------------------------------------------------------------------------------------------------------------------
CSG SYS           COM      126349 10 9      1,085       58,000  SH        SOLE                                58,000
INTL INC
------------------------------------------------------------------------------------------------------------------------------------
DEVELOPERS        COM      251591 10 3      1,506       33,950  SH        SOLE                                33,950
DIVERSIFIED
RLTY
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT       COM      254687 10 6      2,780      100,000  SH  CALL  SOLE                               100,000
CO                DISNEY
------------------------------------------------------------------------------------------------------------------------------------
DOMINION          COM      25746U 10 9      3,387       50,000  SH        SOLE                                50,000
RES INC
VA NEW
------------------------------------------------------------------------------------------------------------------------------------
DPL INC           COM      233293 10 9      1,825       72,700  SH        SOLE                                72,700
------------------------------------------------------------------------------------------------------------------------------------
DTE ENERGY        COM      233331 10 7      2,765       64,100  SH        SOLE                                64,100
CO
------------------------------------------------------------------------------------------------------------------------------------
EAGLE             CL B     26969P 20 7      3,466       41,409  SH        SOLE                                41,409
MATERIALS
INC
------------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR          NOTE     278762 AG 4     15,394   15,000,000  PRN       SOLE                            15,000,000
COMMUNICA-        5.750%
TIONS NEW         5/1
------------------------------------------------------------------------------------------------------------------------------------
EDISON INTL       COM      281020 10 7      1,265       39,500  SH        SOLE                                39,500
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW  COM      29364G 10 3      3,380       50,000  SH        SOLE                                50,000
------------------------------------------------------------------------------------------------------------------------------------
FAIRCHILD         NOTE     303727 AJ 0     16,078   16,000,000  PRN       SOLE                            16,000,000
SEMICON-          5.000%
DUCTOR CORP       11/0
------------------------------------------------------------------------------------------------------------------------------------

                                               Angelo, Gordon & Co., L.P.
                                                       Form 13F
                                             Quarter Ended December 31, 2004

                                                   ITEM 5:                       ITEM 6:                          ITEM 8:
ITEM 1:           ITEM 2:   ITEM 3:      ITEM 4:   SHARES OR               INVESTMENT DISCRETION ITEM 7:   VOTING AUTHORITY (SHARES)
-------           -------   -------      -------   ---------               --------------------- -------   -------------------------
                                                   PRINCIPAL                   (B)               OTHER
                                         FAIR      ---------                   SHARED-AS  (C)    MANAGERS
                  TITLE OF  CUSIP        MARKET                 SH/ CALL/ (A)  DEFINED IN SHARED SEE                   (B)    (C)
NAME OF ISSUER    CLASS     NUMBER       VALUE     AMOUNT       PRN PUT   SOLE INSTR. V   OTHER  INSTR. V (A) SOLE     SHARED NONE
----------------- --------- ------------ --------- ------------ --- ----- ---- ---------- ------ -------- ------------ ------ ------
FAIRMONT          COM      305204 10 9      4,683      135,200  SH        SOLE                               135,200
HOTELS
RESORTS INC
------------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP  COM      337932 10 7      1,110       28,100  SH        SOLE                                28,100
------------------------------------------------------------------------------------------------------------------------------------
GAP INC DEL       NOTE     364760 AJ 7     55,684   42,000,000  PRN       SOLE                            42,000,000
                  5.750%
                  3/1
------------------------------------------------------------------------------------------------------------------------------------
GENCORP INC       COM      368682 10 0      2,321      125,000  SH        SOLE                               125,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL           DEB SR   370442 71 7     43,469    1,630,500  SH        SOLE                             1,630,500
MTRS CORP         CV C 33
------------------------------------------------------------------------------------------------------------------------------------
GENTEK INC        COM NEW  37245X 20 3     44,760    1,000,223  SH        SOLE                             1,000,223
------------------------------------------------------------------------------------------------------------------------------------
GREAT WOLF        COM      391523 10 7      1,340       60,000  SH        SOLE                                60,000
RESORTS INC
------------------------------------------------------------------------------------------------------------------------------------
GREY GLOBAL       COM      39787M 10 8     27,500       25,000  SH        SOLE                                25,000
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP      COM      401698 10 5     50,470      700,000  SH        SOLE                               700,000
------------------------------------------------------------------------------------------------------------------------------------
HARRAHS           COM      413619 10 7      2,998       44,816  SH        SOLE                                44,816
ENTMT
INC
------------------------------------------------------------------------------------------------------------------------------------
HEMISPHERX        COM      42366C 10 3        218      112,059  SH        SOLE                               112,059
BIOPHARMA INC
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS     COM      432848 10 9      4,705      206,900  SH        SOLE                               206,900
CORP
------------------------------------------------------------------------------------------------------------------------------------
INTER-            COM      460377 10 4     23,322      575,000  SH        SOLE                               575,000
NATIONAL
STL GROUP
INC
------------------------------------------------------------------------------------------------------------------------------------
INTER-            PFD CONV 460690 30 8      9,736      198,700  SH        SOLE                               198,700
PUBLIC            SER A
GROUP
COS INC
------------------------------------------------------------------------------------------------------------------------------------
ISHARES           S&P 500  464284 20 0      2,420       20,000  SH  PUT   SOLE                                20,000
TR                INDEX
------------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL        COM      45031U 10 1     15,169      335,150  SH        SOLE                               335,150
INC
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON &         COM      478160 10 4      8,879      140,000  SH  PUT   SOLE                               140,000
JOHNSON
------------------------------------------------------------------------------------------------------------------------------------
KMART HLDG        COM      498780 10 5     74,213      750,000  SH  PUT   SOLE                               750,000
CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECH-      SDCV     549463 AK 3     13,856   12,500,000  PRN       SOLE                            12,500,000
NOLOGIES INC      8.000%
                  8/0
------------------------------------------------------------------------------------------------------------------------------------
MACERICH CO       COM      554382 10 1      2,349       37,406  SH        SOLE                                37,406
------------------------------------------------------------------------------------------------------------------------------------
MANDALAY          COM      562567 10 7     25,108      356,500  SH        SOLE                               356,500
RESORT
GROUP
------------------------------------------------------------------------------------------------------------------------------------

                                               Angelo, Gordon & Co., L.P.
                                                       Form 13F
                                             Quarter Ended December 31, 2004

                                                   ITEM 5:                       ITEM 6:                          ITEM 8:
ITEM 1:           ITEM 2:   ITEM 3:      ITEM 4:   SHARES OR               INVESTMENT DISCRETION ITEM 7:   VOTING AUTHORITY (SHARES)
-------           -------   -------      -------   ---------               --------------------- -------   -------------------------
                                                   PRINCIPAL                   (B)               OTHER
                                         FAIR      ---------                   SHARED-AS  (C)    MANAGERS
                  TITLE OF  CUSIP        MARKET                 SH/ CALL/ (A)  DEFINED IN SHARED SEE                   (B)    (C)
NAME OF ISSUER    CLASS     NUMBER       VALUE     AMOUNT       PRN PUT   SOLE INSTR. V   OTHER  INSTR. V (A) SOLE     SHARED NONE
----------------- --------- ------------ --------- ------------ --- ----- ---- ---------- ------ -------- ------------ ------ ------
MARRIOTT          CL A     571903 20 2      3,722       59,100  SH        SOLE                                59,100
INTL
INC NEW
------------------------------------------------------------------------------------------------------------------------------------
MCI INC           COM      552691 10 7        664       46,448  SH        SOLE                                46,448
------------------------------------------------------------------------------------------------------------------------------------
MDU RES GROUP     COM      552690 10 9        864       32,400  SH        SOLE                                32,400
INC
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC     COM      585055 10 6      5,588      112,500  SH  CALL  SOLE                               112,500
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC     DBCV     585055 AB 2     36,055   35,700,000  PRN       SOLE                            35,700,000
                  1.250%
                  9/1
------------------------------------------------------------------------------------------------------------------------------------
MERCURY INTER-    NOTE     589405 AB 5     15,188   15,000,000  PRN       SOLE                            15,000,000
ACTIVE CORP       4.750%
                  7/0
------------------------------------------------------------------------------------------------------------------------------------
NEW CASTLE        COM      65105M 10 8      2,698       84,900  SH        SOLE                                84,900
INVT
CORP
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMU-     CL A     65332V 10 3      9,003      300,000  SH  CALL  SOLE                               300,000
NICATIONS INC
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMU-     CL A     65332V 10 3     22,476      749,200  SH        SOLE                               749,200
NICATIONS INC
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL            CL A     65333F 10 7     39,080    2,000,000  SH        SOLE                             2,000,000
PARTNERS
INC
------------------------------------------------------------------------------------------------------------------------------------
NORTHEAST         COM      664397 10 6        943       50,000  SH        SOLE                                50,000
UTILS
------------------------------------------------------------------------------------------------------------------------------------
NORTH-            COM      668074 30 5      2,741       97,900  SH        SOLE                                97,900
WESTERN           NEW
CORP
------------------------------------------------------------------------------------------------------------------------------------
NSTAR             COM      67019E 10 7      1,297       23,900  SH        SOLE                                23,900
------------------------------------------------------------------------------------------------------------------------------------
OMNICOM           NOTE     681919 AR 7      6,356    6,300,000  PRN       SOLE                             6,300,000
GROUP             6/1
INC
------------------------------------------------------------------------------------------------------------------------------------
ONEOK INC         COM      682680 10 3        711       25,000  SH        SOLE                                25,000
NEW
------------------------------------------------------------------------------------------------------------------------------------
ORIGEN FINL       COM      68619E 20 8        898      120,100  SH        SOLE                               120,100
INC
------------------------------------------------------------------------------------------------------------------------------------
PAN PACIFIC       COM      69806L 10 4        514        8,200  SH        SOLE                                 8,200
RETAIL
PPTYS INC
------------------------------------------------------------------------------------------------------------------------------------
PEPCO             COM      713291 10 2      1,066       50,000  SH        SOLE                                50,000
HOLDINGS
INC
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP         COM      69331C 10 8      2,543       76,400  SH        SOLE                                76,400
------------------------------------------------------------------------------------------------------------------------------------
PNM RES INC       COM      69349H 10 7      2,549      100,800  SH        SOLE                               100,800
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO         COM      73640Q 10 5    104,568    2,984,500  SH        SOLE                             2,984,500
RECOVERY
ASSOCS IN
------------------------------------------------------------------------------------------------------------------------------------

                                               Angelo, Gordon & Co., L.P.
                                                       Form 13F
                                             Quarter Ended December 31, 2004

                                                   ITEM 5:                       ITEM 6:                          ITEM 8:
ITEM 1:           ITEM 2:   ITEM 3:      ITEM 4:   SHARES OR               INVESTMENT DISCRETION ITEM 7:   VOTING AUTHORITY (SHARES)
-------           -------   -------      -------   ---------               --------------------- -------   -------------------------
                                                   PRINCIPAL                   (B)               OTHER
                                         FAIR      ---------                   SHARED-AS  (C)    MANAGERS
                  TITLE OF  CUSIP        MARKET                 SH/ CALL/ (A)  DEFINED IN SHARED SEE                   (B)    (C)
NAME OF ISSUER    CLASS     NUMBER       VALUE     AMOUNT       PRN PUT   SOLE INSTR. V   OTHER  INSTR. V (A) SOLE     SHARED NONE
----------------- --------- ------------ --------- ------------ --- ----- ---- ---------- ------ -------- ------------ ------ ------
PPL CORP          COM      69351T 10 6      3,207       60,200  SH        SOLE                                60,200
------------------------------------------------------------------------------------------------------------------------------------
PRESIDENTIAL      COM      740884 10 1      5,055      298,072  SH        SOLE                               298,072
LIFE CORP
------------------------------------------------------------------------------------------------------------------------------------
PROLOGIS          SH BEN   743410 10 2      2,971       68,800  SH        SOLE                                68,800
                  INT
------------------------------------------------------------------------------------------------------------------------------------
PUBLIC SVC        COM      744573 10 6        518       10,000  SH        SOLE                                10,000
ENTERPRISE
GROUP
------------------------------------------------------------------------------------------------------------------------------------
REDWOOD TR        COM      758075 40 2      1,745       28,100  SH        SOLE                                28,100
INC
------------------------------------------------------------------------------------------------------------------------------------
REGENCY           COM      758849 10 3      1,801       32,500  SH        SOLE                                32,500
CTRS
CORP
------------------------------------------------------------------------------------------------------------------------------------
ROYAL             NOTE     780153 AK 8     15,941   25,000,000  PRN       SOLE                            25,000,000
CARIBBEAN         2/0
CRUISES LTD
------------------------------------------------------------------------------------------------------------------------------------
SCHERING          PFD      806605 60 6     18,967      338,100  SH        SOLE                               338,100
PLOUGH            CONV
CORP              MAND
------------------------------------------------------------------------------------------------------------------------------------
SELECT            COM      816196 10 9        880       50,000  SH  CALL  SOLE                                50,000
MEDICAL
CORP
------------------------------------------------------------------------------------------------------------------------------------
SELECT            COM      816196 10 9     26,400    1,500,000  SH        SOLE                             1,500,000
MEDICAL
CORP
------------------------------------------------------------------------------------------------------------------------------------
SIERRA PAC        NOTE     826428 10 4      1,020       97,100  SH        SOLE                                97,100
RES               7.250%
NEW               2/1
------------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY        COM      828806 10 9      7,806      120,700  SH        SOLE                               120,700
GROUP
INC NEW
-----------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATEL-     NOTE     82966U AA 1     96,784   17,355,000  PRN       SOLE                            17,355,000
LITE              3.500%
RADIO INC         6/0
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR           UNIT SER 78462F 10 3     12,087      100,000  SH        SOLE                               100,000
                  1
------------------------------------------------------------------------------------------------------------------------------------
ST JOE CO         COM      790148 10 0      6,523      101,600  SH        SOLE                               101,600
------------------------------------------------------------------------------------------------------------------------------------
ST PAUL           EQUITY   792860 30 6     20,910      314,100  SH        SOLE                               314,100
TRAVELERS         UNIT
INC
------------------------------------------------------------------------------------------------------------------------------------
STARWOOD          PAIRED   85590A 20 3      3,183       54,500  SH        SOLE                                54,500
HOTELS &          CTF
RESORTS
WRLD
------------------------------------------------------------------------------------------------------------------------------------
TAUBMAN           COM      876664 10 3      3,362      112,250  SH        SOLE                               112,250
CTRS INC
------------------------------------------------------------------------------------------------------------------------------------
TECO ENERGY       COM      872375 10 0      1,829      119,200  SH        SOLE                               119,200
INC
------------------------------------------------------------------------------------------------------------------------------------

                                               Angelo, Gordon & Co., L.P.
                                                       Form 13F
                                             Quarter Ended December 31, 2004

                                                   ITEM 5:                       ITEM 6:                          ITEM 8:
ITEM 1:           ITEM 2:   ITEM 3:      ITEM 4:   SHARES OR               INVESTMENT DISCRETION ITEM 7:   VOTING AUTHORITY (SHARES)
-------           -------   -------      -------   ---------               --------------------- -------   -------------------------
                                                   PRINCIPAL                   (B)               OTHER
                                         FAIR      ---------                   SHARED-AS  (C)    MANAGERS
                  TITLE OF  CUSIP        MARKET                 SH/ CALL/ (A)  DEFINED IN SHARED SEE                   (B)    (C)
NAME OF ISSUER    CLASS     NUMBER       VALUE     AMOUNT       PRN PUT   SOLE INSTR. V   OTHER  INSTR. V (A) SOLE     SHARED NONE
----------------- --------- ------------ --------- ------------ --- ----- ---- ---------- ------ -------- ------------ ------ ------
TERRA INDS        COM      880915 10 3      7,548      850,000  SH        SOLE                               850,000
INC
------------------------------------------------------------------------------------------------------------------------------------
THORATEC          NOTE     885175 AB 5      1,272    2,500,000  PRN       SOLE                             2,500,000
CORP              2.375%
                  5/1
------------------------------------------------------------------------------------------------------------------------------------
TOLL              COM      889478 10 3     19,228      280,256  SH        SOLE                               280,256
BROTHERS
INC
------------------------------------------------------------------------------------------------------------------------------------
TOLL              COM      889478 10 3      9,262      135,000  SH  PUT   SOLE                               135,000
BROTHERS
INC
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL         DBCV     902118 BG 2    116,784   69,500,000  PRN       SOLE                            69,500,000
GROUP             3.125%
S A               1/1
------------------------------------------------------------------------------------------------------------------------------------
UGI CORP          COM      902681 10 5        610       14,900  SH        SOLE                                14,900
NEW
------------------------------------------------------------------------------------------------------------------------------------
UNITED            COM      910197 10 2      1,316       53,047  SH        SOLE                                53,047
DOMINION
REALTY TR IN
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES     PFD CV   912909 20 7     58,485      353,000  SH        SOLE                               353,000
STL CORP NEW      B 7%
------------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFT-     COM      923436 10 9     27,123      950,000  SH        SOLE                               950,000
WARE CO
------------------------------------------------------------------------------------------------------------------------------------
VORNADO           SH BEN   929042 10 9      3,826       50,261  SH        SOLE                                50,261
RLTY TR           INT
------------------------------------------------------------------------------------------------------------------------------------
WHX CORP          PFD CV   929248 20 1        646      157,600  SH        SOLE                               157,600
                  SER A
------------------------------------------------------------------------------------------------------------------------------------
WYETH             DBCV     983024 AD 2      4,108    4,000,000  PRN       SOLE                             4,000,000
                  1/1
------------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY       COM      98389B 10 0      2,288      125,700  SH        SOLE                               125,700
INC
------------------------------------------------------------------------------------------------------------------------------------
XCYTE THERA-      PFD CV   98389F 40 8        764       58,800  SH        SOLE                                58,800
PIES INC          EXCH

REPORT
SUMMARY: 117 DATA RECORDS              $1,478,462

         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED